Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2014	Feb. 13, 2015	Jun. 30, 2014
Entity Information [Line Items]
Entity Registrant Name	ON ASSIGNMENT INC
Entity Central Index Key	0000890564
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Document Type	8-K
Document Period End Date	Dec. 31, 2014
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Common Stock, Shares Outstanding		51,531,217
Entity Public Float			$ 1,759,395,602
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes